Leases	12 Months Ended
Oct. 03, 2020
Leases [Abstract]
Leases	Leases
At the beginning of fiscal 2020, the Company adopted new lease accounting guidance issued by the FASB. The most significant change requires lessees to record the present value of operating lease payments as right-of-use assets and lease liabilities on the balance sheet. The new guidance continues to require lessees to classify leases between operating and finance leases (formerly “capital leases”).
We adopted the new guidance using the modified retrospective method at the beginning of fiscal year 2020. Reporting periods beginning after September 29, 2019 are presented under the new guidance, while prior periods continue to be reported in accordance with our historical accounting. The Company adopted the new guidance by applying practical expedients that permit us not to reassess our prior conclusions concerning whether:
•Any of our existing arrangements contain a lease;
•Our existing lease arrangements are operating or finance leases;
•To capitalize indirect costs; and
•Existing land easements are leases.
The adoption of the new guidance resulted in the recognition of approximately $3.7 billion of right-of-use assets and lease liabilities, which were measured by the present value of the remaining minimum lease payments. In accordance with the guidance, the Company elected to exclude from the measurement of the right-of-use asset and lease liability leases with a remaining term of one year (“Short-term leases”).
The present value of the lease payments was calculated using the Company’s incremental borrowing rate applicable to the lease, which is determined by estimating what it would cost the Company to borrow a collateralized amount equal to the total lease payments over the lease term based on the contractual terms of the lease and the location of the leased asset.
At adoption, in the Consolidated Balance Sheet we also reclassified:
•Deferred rent of approximately $0.3 billion for operating leases at the end of fiscal year 2019 from “Accounts payable and other accrued liabilities” (current portion) and “Other long-term liabilities” (non-current portion) to “Other assets” (right-of-use asset);
•A deferred sale leaseback gain of approximately $0.3 billion from “Deferred revenue and other” (current portion) and “Other long-term liabilities” (non-current portion) to “Retained earnings”; and
•Capitalized lease assets of approximately $0.2 billion from “Parks, resorts and other property” to “Other assets” related to finance leases.
Lessee Arrangements
The Company’s operating leases primarily consist of real estate and equipment, including office space for general and administrative purposes, production facilities, retail outlets and distribution centers for consumer products, land and content broadcast equipment. The Company also has finance leases, primarily for land and broadcast equipment.
We determine whether a new contract is a lease at contract inception or for a modified contract at the modification date. Our leases may require us to make fixed rental payments, variable lease payments based on usage or sales and fixed non-lease costs relating to the leased asset. Variable lease payments are generally not included in the measurement of the right-of-use asset and lease liability. Fixed non-lease costs, for example common-area maintenance costs, are included in the measurement of the right-of-use asset and lease liability as the Company does not separate lease and non-lease components.
Some of our leases include renewal and/or termination options. If it is reasonably certain that a renewal or termination option will be exercised, the exercise of the option is considered in calculating the term of the lease. As of October 3, 2020, our operating leases have a weighted-average remaining lease term of approximately 10 years, and our finance leases have a weighted-average remaining lease term of approximately 23 years. The weighted-average incremental borrowing rate is 2.5% and 6.3%, for our operating leases and finance leases, respectively. Additionally, as of October 3, 2020, the Company had signed non-cancelable lease agreements with total estimated future lease payments of approximately $277 million that had not yet commenced and therefore are not included in the measurement of the right-of-use asset and lease liability.
The Company’s operating and finance right-of-use assets and lease liabilities are as follows:

October 3, 2020
Right-of-use assets(1)
Operating leases	$3,687
Finance leases	361
Total right-of-use assets	4,048

Short-term lease liabilities(2)
Operating leases	747
Finance leases	37
784
Long-term lease liabilities(3)
Operating leases	2,640
Finance leases	271
2,911
Total lease liabilities	$3,695
(1)Included in “Other assets” in the Consolidated Balance Sheet. Includes approximately $0.6 billion of long-term prepaid rent that was presented as a right-of-use asset upon adoption.
(2)Included in “Accounts payable and other accrued liabilities” in the Consolidated Balance Sheet.
(3)Included in “Other long-term liabilities” in the Consolidated Balance Sheet.
The components of lease expense for the year ended October 3, 2020 are as follows:

Finance lease cost
Amortization of right-of-use assets	$37
Interest on lease liabilities	16
Operating lease cost	899
Variable fees and other(1)	491
Total lease cost	$1,443
(1)Includes variable lease payments related to our operating and finance leases and costs of Short-term leases, net of sublease income.
Rental expense for operating leases during fiscal 2019 and 2018, including common-area maintenance and contingent rentals, was $1.1 billion and $0.9 billion, respectively.
Cash paid during the year ended October 3, 2020 for amounts included in the measurement of lease liabilities as of the beginning of the reporting period is as follows:

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$879
Operating cash flows for finance leases	16
Financing cash flows for finance leases	37
Total	$932
Future minimum lease payments, as of October 3, 2020, are as follows:

	Operating	Financing
Fiscal year:
2021	$840	$56
2022	635	56
2023	494	51
2024	367	40
2025	310	35
Thereafter	1,565	482
Total undiscounted future lease payments	4,211	720
Less: Imputed interest	(824)	(412)
Total reported lease liability	$3,387	$308
Future minimum lease payments under non-cancelable operating leases and non-cancelable capital leases at September 28, 2019, presented based on our historical accounting prior to the adoption of the new lease guidance, are as follows:

	Operating Leases	Capital Leases
Fiscal year:
2020	$982	$19
2021	849	20
2022	670	19
2023	532	17
2024	407	16
Thereafter	2,491	458
Total minimum obligations	$5,931	549
Less: amount representing interest		(398)
Present value of net minimum obligations		$151

Leases	Leases
At the beginning of fiscal 2020, the Company adopted new lease accounting guidance issued by the FASB. The most significant change requires lessees to record the present value of operating lease payments as right-of-use assets and lease liabilities on the balance sheet. The new guidance continues to require lessees to classify leases between operating and finance leases (formerly “capital leases”).
We adopted the new guidance using the modified retrospective method at the beginning of fiscal year 2020. Reporting periods beginning after September 29, 2019 are presented under the new guidance, while prior periods continue to be reported in accordance with our historical accounting. The Company adopted the new guidance by applying practical expedients that permit us not to reassess our prior conclusions concerning whether:
•Any of our existing arrangements contain a lease;
•Our existing lease arrangements are operating or finance leases;
•To capitalize indirect costs; and
•Existing land easements are leases.
The adoption of the new guidance resulted in the recognition of approximately $3.7 billion of right-of-use assets and lease liabilities, which were measured by the present value of the remaining minimum lease payments. In accordance with the guidance, the Company elected to exclude from the measurement of the right-of-use asset and lease liability leases with a remaining term of one year (“Short-term leases”).
The present value of the lease payments was calculated using the Company’s incremental borrowing rate applicable to the lease, which is determined by estimating what it would cost the Company to borrow a collateralized amount equal to the total lease payments over the lease term based on the contractual terms of the lease and the location of the leased asset.
At adoption, in the Consolidated Balance Sheet we also reclassified:
•Deferred rent of approximately $0.3 billion for operating leases at the end of fiscal year 2019 from “Accounts payable and other accrued liabilities” (current portion) and “Other long-term liabilities” (non-current portion) to “Other assets” (right-of-use asset);
•A deferred sale leaseback gain of approximately $0.3 billion from “Deferred revenue and other” (current portion) and “Other long-term liabilities” (non-current portion) to “Retained earnings”; and
•Capitalized lease assets of approximately $0.2 billion from “Parks, resorts and other property” to “Other assets” related to finance leases.
Lessee Arrangements
The Company’s operating leases primarily consist of real estate and equipment, including office space for general and administrative purposes, production facilities, retail outlets and distribution centers for consumer products, land and content broadcast equipment. The Company also has finance leases, primarily for land and broadcast equipment.
We determine whether a new contract is a lease at contract inception or for a modified contract at the modification date. Our leases may require us to make fixed rental payments, variable lease payments based on usage or sales and fixed non-lease costs relating to the leased asset. Variable lease payments are generally not included in the measurement of the right-of-use asset and lease liability. Fixed non-lease costs, for example common-area maintenance costs, are included in the measurement of the right-of-use asset and lease liability as the Company does not separate lease and non-lease components.
Some of our leases include renewal and/or termination options. If it is reasonably certain that a renewal or termination option will be exercised, the exercise of the option is considered in calculating the term of the lease. As of October 3, 2020, our operating leases have a weighted-average remaining lease term of approximately 10 years, and our finance leases have a weighted-average remaining lease term of approximately 23 years. The weighted-average incremental borrowing rate is 2.5% and 6.3%, for our operating leases and finance leases, respectively. Additionally, as of October 3, 2020, the Company had signed non-cancelable lease agreements with total estimated future lease payments of approximately $277 million that had not yet commenced and therefore are not included in the measurement of the right-of-use asset and lease liability.
The Company’s operating and finance right-of-use assets and lease liabilities are as follows:

October 3, 2020
Right-of-use assets(1)
Operating leases	$3,687
Finance leases	361
Total right-of-use assets	4,048

Short-term lease liabilities(2)
Operating leases	747
Finance leases	37
784
Long-term lease liabilities(3)
Operating leases	2,640
Finance leases	271
2,911
Total lease liabilities	$3,695
(1)Included in “Other assets” in the Consolidated Balance Sheet. Includes approximately $0.6 billion of long-term prepaid rent that was presented as a right-of-use asset upon adoption.
(2)Included in “Accounts payable and other accrued liabilities” in the Consolidated Balance Sheet.
(3)Included in “Other long-term liabilities” in the Consolidated Balance Sheet.
The components of lease expense for the year ended October 3, 2020 are as follows:

Finance lease cost
Amortization of right-of-use assets	$37
Interest on lease liabilities	16
Operating lease cost	899
Variable fees and other(1)	491
Total lease cost	$1,443
(1)Includes variable lease payments related to our operating and finance leases and costs of Short-term leases, net of sublease income.
Rental expense for operating leases during fiscal 2019 and 2018, including common-area maintenance and contingent rentals, was $1.1 billion and $0.9 billion, respectively.
Cash paid during the year ended October 3, 2020 for amounts included in the measurement of lease liabilities as of the beginning of the reporting period is as follows:

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$879
Operating cash flows for finance leases	16
Financing cash flows for finance leases	37
Total	$932
Future minimum lease payments, as of October 3, 2020, are as follows:

	Operating	Financing
Fiscal year:
2021	$840	$56
2022	635	56
2023	494	51
2024	367	40
2025	310	35
Thereafter	1,565	482
Total undiscounted future lease payments	4,211	720
Less: Imputed interest	(824)	(412)
Total reported lease liability	$3,387	$308
Future minimum lease payments under non-cancelable operating leases and non-cancelable capital leases at September 28, 2019, presented based on our historical accounting prior to the adoption of the new lease guidance, are as follows:

	Operating Leases	Capital Leases
Fiscal year:
2020	$982	$19
2021	849	20
2022	670	19
2023	532	17
2024	407	16
Thereafter	2,491	458
Total minimum obligations	$5,931	549
Less: amount representing interest		(398)
Present value of net minimum obligations		$151